Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,650,532,712
Changes in property, plant and equipment [abstract]
Translation effect	1,163,860	$ (4,998,120)
Ending balance	1,626,144,136	1,475,636,813	$ 1,650,532,712
Depreciation and amortisation expense	35,904,020	32,880,697
Plugging and abandonment cost	1,851,961	36,420
Provisions for plugging wells	118,264,318		115,514,750
(Impairment) of wells, pipelines, properties, plant and equipment, net	(5,620,328)	(7,645,843)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,773,301,181	4,395,700,057	4,395,700,057
Changes in property, plant and equipment [abstract]
Acquisitions	16,906,640	41,789,360	314,249,530
Reclassifications	552,560	0	1,188,690
Capitalization	0	0	0
Disposals	(2,220,180)	(4,236,080)	(14,217,166)
Translation effect	1,241,370	(6,159,060)	76,380,070
Ending balance	4,789,781,571	4,427,094,277	4,773,301,181
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,122,768,469)	(2,913,377,891)	(2,913,377,891)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(35,904,020)	(32,880,697)	(146,850,208)
Reclassifications	(552,560)	0	(1,188,690)
(Impairment)	(11,440,658)	(14,933,640)	(178,267,680)
Reversal of impairment	5,820,330	7,287,797	124,790,100
Disposals	1,285,452	1,286,027	8,323,710
Translation effect	(77,510)	1,160,940	(16,197,810)
Ending balance	(3,163,637,435)	(2,951,457,464)	(3,122,768,469)
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	245,505,630
Changes in property, plant and equipment [abstract]
Ending balance	268,403,580	285,294,340	245,505,630
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,147,088,699	1,070,987,449	1,070,987,449
Changes in property, plant and equipment [abstract]
Acquisitions	1,665,780	2,634,900	11,194,280
Reclassifications	0	511,550	1,357,250
Capitalization	24,437,010	6,068,680	44,796,840
Disposals	(578,610)	(489,040)	(5,171,200)
Translation effect	1,453,610	(1,870,320)	23,924,080
Ending balance	1,174,066,489	1,077,843,219	1,147,088,699
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(901,583,069)	(785,552,629)	(785,552,629)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(7,449,280)	(8,029,830)	(32,590,580)
Reclassifications	0	(27,520)	(330,550)
(Impairment)	(622,910)	(196,860)	(119,691,380)
Reversal of impairment	3,926,030	0	46,899,260
Disposals	283,140	188,920	4,712,390
Translation effect	(216,820)	1,069,040	(15,029,580)
Ending balance	$ (905,662,909)	(792,548,879)	(901,583,069)
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%
Estimated useful lives	20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	5.00%
Estimated useful lives	35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 16,733,231
Changes in property, plant and equipment [abstract]
Ending balance	$ 16,764,251	12,908,901	16,733,231
Depreciation rates	5.00%
Estimated useful lives	20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 24,307,475	18,913,795	18,913,795
Changes in property, plant and equipment [abstract]
Acquisitions	226,380	1,063,180	5,432,300
Reclassifications	0	0	0
Capitalization	0	0	0
Disposals	(157,820)	0	(38,620)
Translation effect	0	0	0
Ending balance	24,376,035	19,976,975	24,307,475
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,574,244)	(6,896,584)	(6,896,584)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(106,130)	(171,490)	(765,490)
Reclassifications	370	0	53,880
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	68,220	0	33,950
Translation effect	0	0	0
Ending balance	(7,611,784)	(7,068,074)	(7,574,244)
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	180,314,167
Changes in property, plant and equipment [abstract]
Ending balance	178,873,637	177,286,801	180,314,167
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	507,250,372	491,444,562	491,444,562
Changes in property, plant and equipment [abstract]
Acquisitions	2,977,500	623,500	7,180,410
Reclassifications	522,330	0	397,460
Capitalization	28,990	5,910	9,245,250
Disposals	(596,580)	(802,610)	(994,620)
Translation effect	(243,390)	(5,220)	(22,690)
Ending balance	509,939,222	491,266,142	507,250,372
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(326,936,205)	(308,862,775)	(308,862,775)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(2,973,390)	(3,399,630)	(12,534,800)
Reclassifications	(522,330)	0	(410,050)
(Impairment)	(1,390,680)	(4,202,050)	(16,588,490)
Reversal of impairment	0	1,676,727	10,442,300
Disposals	584,600	802,597	994,600
Translation effect	172,420	5,790	23,010
Ending balance	$ (331,065,585)	(313,979,341)	(326,936,205)
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	2.00%
Estimated useful lives	15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%
Estimated useful lives	45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 436,414,501
Changes in property, plant and equipment [abstract]
Ending balance	421,563,001	356,295,191	436,414,501
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,849,606,934	1,695,212,594	1,695,212,594
Changes in property, plant and equipment [abstract]
Acquisitions	12,759,400	7,682,250	94,119,630
Reclassifications	0	0	0
Capitalization	1,116,280	13,749,990	60,274,710
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	1,863,482,614	1,716,644,834	1,849,606,934
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,413,192,433)	(1,341,888,963)	(1,341,888,963)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(21,230,510)	(17,070,010)	(82,997,750)
Reclassifications	0	0	(53,980)
(Impairment)	(9,390,840)	(6,862,990)	(27,386,630)
Reversal of impairment	1,894,170	5,472,320	39,134,890
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	(1,441,919,613)	(1,360,349,643)	(1,413,192,433)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,362,916
Changes in property, plant and equipment [abstract]
Ending balance	26,075,656	25,720,026	26,362,916
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	77,850,512	73,956,002	73,956,002
Changes in property, plant and equipment [abstract]
Acquisitions	90	20	57,660
Reclassifications	0	38,830	252,930
Capitalization	145,010	817,350	1,864,030
Disposals	0	(10,370)	(242,880)
Translation effect	30,970	(144,830)	1,962,770
Ending balance	78,026,582	74,657,002	77,850,512
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(51,487,596)	(48,568,206)	(48,568,206)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(412,090)	(421,830)	(1,786,750)
Reclassifications	0	(18,750)	(34,000)
(Impairment)	(36,200)	0	(218,120)
Reversal of impairment	0	0	0
Disposals	0	4,050	59,210
Translation effect	(15,040)	67,760	(939,730)
Ending balance	$ (51,950,926)	(48,936,976)	(51,487,596)
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%
Estimated useful lives	33 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%
Estimated useful lives	35 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 125,494,530
Changes in property, plant and equipment [abstract]
Ending balance	$ 122,719,170	119,045,430	125,494,530
Depreciation rates	4.00%
Estimated useful lives	25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 428,679,320	425,259,020	425,259,020
Changes in property, plant and equipment [abstract]
Acquisitions	131,250	371,090	2,573,440
Reclassifications	0	(550,380)	(1,280,890)
Capitalization	0	0	2,135,690
Disposals	(14,800)	0	(7,940)
Translation effect	0	0	0
Ending balance	428,795,770	425,079,730	428,679,320
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(303,184,790)	(300,832,110)	(300,832,110)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(2,903,810)	(2,937,820)	(12,839,730)
Reclassifications	0	46,270	53,950
(Impairment)	0	(2,393,760)	(9,356,010)
Reversal of impairment	0	83,120	19,784,040
Disposals	12,000	0	5,070
Translation effect	0	0	0
Ending balance	(306,076,600)	(306,034,300)	(303,184,790)
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,612,854
Changes in property, plant and equipment [abstract]
Ending balance	8,483,994	6,908,524	8,612,854
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	55,458,217	53,545,137	53,545,137
Changes in property, plant and equipment [abstract]
Acquisitions	46,380	541,520	2,922,890
Reclassifications	0	0	309,960
Capitalization	223,000	172,560	565,340
Disposals	(280,590)	(192,280)	(2,036,150)
Translation effect	8,030	(11,820)	151,040
Ending balance	55,455,037	54,055,117	55,458,217
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(46,845,363)	(46,934,913)	(46,934,913)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(397,860)	(408,030)	(1,628,720)
Reclassifications	(370)	0	(309,710)
(Impairment)	0	0	0
Reversal of impairment	0	0	62,440
Disposals	280,490	190,920	2,030,670
Translation effect	(7,940)	5,430	(65,130)
Ending balance	$ (46,971,043)	(47,146,593)	(46,845,363)
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%
Estimated useful lives	3 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	10.00%
Estimated useful lives	10 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 15,721,597
Changes in property, plant and equipment [abstract]
Ending balance	15,407,059	15,765,438	15,721,597
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	34,193,167	32,988,437	32,988,437
Changes in property, plant and equipment [abstract]
Acquisitions	81,200	214,780	817,850
Reclassifications	30,230	0	130,500
Capitalization	33,510	23,390	55,790
Disposals	(56,970)	(169,090)	(545,530)
Translation effect	11,800	(54,190)	746,120
Ending balance	34,292,937	33,003,327	34,193,167
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(18,471,570)	(16,908,292)	(16,908,292)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	(430,950)	(442,057)	(1,706,388)
Reclassifications	(30,230)	0	(158,330)
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	57,002	99,540	487,820
Translation effect	(10,130)	12,920	(186,380)
Ending balance	$ (18,885,878)	(17,237,889)	(18,471,570)
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	4.00%
Estimated useful lives	5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	20.00%
Estimated useful lives	25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 542,040,911
Changes in property, plant and equipment [abstract]
Ending balance	514,514,343	423,534,477	542,040,911
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	595,534,110	480,504,766	480,504,766
Changes in property, plant and equipment [abstract]
Acquisitions	(981,340)	28,658,120	189,951,070
Reclassifications	0	0	(6,260)
Capitalization	(25,983,800)	(20,865,300)	(118,965,090)
Disposals	(534,810)	(2,567,600)	(5,117,236)
Translation effect	(26,720)	(4,039,740)	49,166,860
Ending balance	568,007,440	481,690,246	595,534,110
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(53,493,199)	(56,933,419)	(56,933,419)
Changes in property, plant and equipment [abstract]
Depreciation and amortization	0	0	0
Reclassifications	0	0	100
(Impairment)	(28)	(1,277,980)	(5,027,050)
Reversal of impairment	130	55,630	8,467,170
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	(53,493,097)	(58,155,769)	(53,493,199)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	53,332,375
Changes in property, plant and equipment [abstract]
Ending balance	53,339,445	52,877,685	53,332,375
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	53,332,375	52,888,295	52,888,295
Changes in property, plant and equipment [abstract]
Acquisitions	0	0	0
Reclassifications	0	0	27,740
Capitalization	0	27,420	27,440
Disposals	0	(5,090)	(62,990)
Translation effect	7,070	(32,940)	451,890
Ending balance	53,339,445	52,877,685	53,332,375
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization	0	0	0
Reclassifications	0	0	0
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Disposals	0	0	0
Translation effect	0	0	0
Ending balance	0	0	$ 0
Exploration and Extraction
Changes in property, plant and equipment [abstract]
Financing cost	$ 1,749,532	$ 2,531,378
Exploration and Extraction | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates	8.35%	7.82%
Exploration and Extraction | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates	14.11%	18.68%